Group Cash Flow Statement (Parenthetical) £ in Millions	12 Months Ended
Dec. 31, 2023 GBP (£)
Statement [Line Items]
Transferred from/(to) held-for-sale	£ 368 [1]
Foreign exchange loss
Statement [Line Items]
Transferred from/(to) held-for-sale	£ 102

[1]	Included in the transferred from held-for-sale in 2023 is £102 million of foreign exchange loss due to the devaluation of the Russian ruble, as explained in note 27(d)(i).